Organization and Nature of Operations (Details) - Schedule of acquisition of non-controlling interest in Jiangsu Austin	6 Months Ended
Mar. 31, 2023 USD ($)
Schedule of acquisition of non-controlling interest in Jiangsu Austin [Abstract]
Purchase consideration	$ 338,652
Noncontrolling interests	330,068
Additional paid-in capital	8,584
Noncontrolling interests, total	$ 338,652